Prospectus Supplement                                  39237
12/97
dated December 8, 1997 to:
_________________________________________________________________
_____________
PUTNAM GLOBAL GROWTH FUND (the "fund")
Prospectuses dated February 28, 1997

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      -------------------------
Anthony W. Regan          1987         Employed as an investment
Senior Managing Director               professional by Putnam
                                       Management since 1987.

Thomas R. Haslett         1997         Employed as an investment
Managing Director                      professional by
                                       Putnam Management since
                                       December, 1996.  Prior to
                                       December, 1996, Mr.
                                       Haslett was Managing
                                       Director of Montgomery
                                       Asset Management Ltd.

Michael K. Arends         1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since November,
                                       1997.  Prior to November,
1997,
                                       Mr. Arends was employed by
                                       Phoenix Duff & Phelps as
                                       Managing Director, Equities,
                                       from August, 1994 to
                                       November,1997. Prior to August,
                                       1994, Mr. Arends was employed
                                       as a Portfolio Manager with
                                       Kemper Financial Services.

Kelly A. Morgan           1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since
                                       December, 1996.  Prior to
                                       December, 1996, Ms.
                                       Morgan was Senior Vice
                                       President of Alliance
                                       Capital Management L.P.

Robert Swift              1996         Employed as an investment
Senior Vice President                  professional by
                                       Putnam Management since August, 1995.
                                       Prior to August, 1995,
                                       Mr. Swift was Director
                                       and Senior Portfolio
                                       Manager at IAI
                                       International/Hill Samuel
                                       Investment Advisors.

Ami Kuan Danoff           1996         Employed as an investment
Vice President                         professional by Putnam
                                       Management since April,
                                       1993.  Prior to April,
                                       1993, Ms. Danoff attended
                                       Alfred P. Sloan School of
                                       Management, Massachusetts
                                       Institute of Technology.